Expenses by Nature - Detailed Information about Expenses by Nature (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expense By Nature [Line Items]
Export withholdings	$ 9,393.0	$ 6,541.0	$ 2,297.0
Fees and remunerations of the Directors and Statutory Auditors of YPF	193.0	80.0	65.0	$ 48.8
Fees approved by General and Extraordinay Shareholders' Meeting of YPF	123.0	87.0	62.0
Research and development expense	1,602.0	1,261.0	$ 700.0
Expense relating to short term lease	4,164.0	7,223.0
Expense relating to lease underlying asset	5,332.0	$ 3,326.0
AESA and OPESSA [Member]
Expense By Nature [Line Items]
Work and Production Assistance Program received in benefit	$ 1,539.0